BUSINESS ACQUISITIONS AND DIVESTITURES - SHANGHAI GOLDEN MONKEY NARRATIVE (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 03, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 26, 2014
Business Acquisition [Line Items]
Payments of SGM liability (see Note 2)		$ 0	$ 35,762	$ 0
Gain on settlement of SGM liability (see Note 2)		0	26,650	0
Shanghai Golden Monkey Food Joint Stock Co., Ltd.
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%				100.00%	80.00%
Payments of SGM liability (see Note 2)	$ 35,762
Gain on settlement of SGM liability (see Note 2)	$ 26,650	$ 0	$ 26,650	$ 0